Summary of material accounting policies	6 Months Ended
Jun. 30, 2025
Summary of material accounting policies
Summary of material accounting policies

2.Summary of material accounting policies

2.1Basis of preparation

The financial statements for the three and six months ended June 30, 2025, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (“IAS 34”), as issued by the International Accounting Standards Board (“IFRS® Accounting Standards”).

The condensed financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full consolidated annual financial statements. These should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2024, which have been prepared in accordance with IFRS® Accounting Standards as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2025, and its results of operations for the three and six months ended June 30, 2025, and 2024, cash flows for the three and six months ended June 30, 2025, and 2024, and statement of changes in equity for the three and six months ended June 30, 2025, and 2024. The condensed consolidated statement of financial position as of December 31, 2024, was derived from audited consolidated annual financial statements but does not contain all of the footnote disclosures from the consolidated annual financial statements.

2.2Approval

These condensed consolidated interim financial statements were authorized and approved for issue on August 11, 2025.

2.3Income tax

Taxes on income in the interim periods are accrued at the effective tax rate that would be applicable to the pre-tax income of the interim period.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except the new standards, amendments and interpretations adopted by the Group during the period.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards, amendments and interpretations for its reporting period commencing January 1, 2025:

●	Lack of Exchangeability (Amendments to: IAS 21 The Effects of Changes in Foreign Exchange Rates (“IAS 21”)); and
●	Guarantees Issued on Obligations of Other Entities.

The above did not have a material impact on the Group’s financial statements.

(b)New standards, amendments and interpretations not yet adopted by the Group

Certain standards, amendments and interpretations have been published through the June 30, 2025 reporting period and have not been early adopted by the Group. These are as follows:

●	Presentation and Disclosure in Financial Statements (IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”));
●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to: IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7);
●	Annual Improvements to IFRS Accounting Standards - Volume 11; and
●	Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7).

The Company is in the process of analyzing the impact of the above.

(c)Transfer between right-of-use assets and property, plant and equipment

When the Group exercises a purchase option to acquire a right-of-use asset, this is reclassified to property, plant and equipment at the net book value at the time of exercise and will from then onwards be accounted for in line with the Group’s accounting policies for property, plant and equipment.

During March 2025, as part of the Oi S.A. Judicial Recovery Plan, the Group received legal title to 1,562 towers and 187 related land assets already held by the Group as right-of-use assets in partial settlement of amounts owed to the Group under its MLA with Oi S.A. These assets were reclassified to property, plant and equipment at the net book value of $71.9 million and revenue of $3.8 million was recognized for the fair value of the assets beyond their existing right-of-use lease term.